Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	6 Cash and cash equivalents

	December 31,
	2017	2016
	$	$
Cash on hand and balances with banks	7,780	21,999
	7,780	21,999